The Nature of Expenses and Others (Tables)	12 Months Ended
Dec. 31, 2023
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Classification of Expenses by Nature

The classification of expenses by nature for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021		2022	2023
Changes in inventories	₩	(1,179,232)	477,457	345,190
Purchases of raw materials, merchandise and others		15,207,659	13,521,132	10,810,985
Depreciation and amortization		4,500,701	4,557,457	4,213,742
Outsourcing		776,755	1,096,681	922,565
Labor		3,795,943	3,669,275	3,439,608
Supplies and others		1,235,473	1,212,142	938,568
Utility		1,029,953	1,189,105	1,193,025
Fees and commissions		789,885	834,449	704,763
Shipping		345,204	276,253	124,770
Advertising		126,335	108,315	76,404
Warranty		216,873	251,395	101,846
Travel		59,519	66,428	66,201
Taxes and dues		141,131	144,038	129,784
Others		720,467	2,322,067	1,043,238
	₩	27,766,666	29,726,194	24,110,689

Total expenses consist of cost of sales, selling and administrative expenses, research and development expenses and other expenses, excluding foreign exchange differences.